Intangible Assets and Deferred Costs - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Impairment charge related to intangible assets	$ 0	$ 13,000
Product and Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	5,643,000	$ 1,839,000	$ 1,831,000
Estimated amortization expense, 2024	4,966,000
Estimated amortization expense, 2025	4,639,000
Estimated amortization expense, 2026	4,644,000
Estimated amortization expense, 2027	4,632,000
Estimated amortization expense, 2028	$ 4,810,000
Product Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	14 years 6 months